UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2009 to December 31, 2011.

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period _____ to _____

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period _____ to _____

Date of Report (Date of earliest event reported):
February 10, 2012

World Financial Capital Credit Company, LLC
(Exact name of securitizer as specified in its charter)

N/A	0001539049
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Karen A. Morauski, (614) 944-5802
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(1), World Financial Capital Credit Company, LLC has indicated by check mark that there is no activity to report for the initial period.1

1 World Financial Capital Credit Company, LLC, as securitizer, requested but was unable to obtain information with respect to investor demands made upon U.S. Bank National Association, as trustee for World Financial Capital Master Note Trust, prior to July 22, 2010.  As a result, the disclosures in this Form do not contain investor demands, if any, made upon U.S. Bank National Association, as trustee, prior to July 22, 2010 that were not also made upon World Financial Capital Credit Company, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated:  February 10, 2012

WORLD FINANCIAL CAPITAL CREDIT COMPANY, LLC
(Securitizer)

By:	/s/ David Kratoville
Name:	David Kratoville, President
Title:	President, and as the senior officer in charge of securitization